12. Investment in Affiliates (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investment in affilates	$ 69,606	$ 2,214
EnSync [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affilates	0	2,214
Decrease in fair value of warrant	(14,619)	(2,328)	$ 0
Impairment of investment	1,090	9,895	$ 2,214
EnSync [Member] | Convertible Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affilates	$ 0	$ 2,214
Investment shares owned	48,048
EnSync [Member] | Purchased Common Stock [Member]
Schedule of Equity Method Investments [Line Items]
Investment shares owned	8,000,000
EnSync [Member] | Warrants [Member]
Schedule of Equity Method Investments [Line Items]
Investment shares owned	50,000,000